Sempra - STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - Sempra Savings Plan 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
ADDITIONS:
Net investment gain — Plan interest in Master Trust	$ 72,070
Contributions:
Employer, net of forfeitures	6,467
Participant	20,247
Participant rollovers	4,640
Total contributions	31,354
Interest income on notes receivable from participants	239
Total additions	103,663
DEDUCTIONS:
Distributions to participants or their beneficiaries	43,569
Administrative expenses	37
Total deductions	43,606
INCREASE IN NET ASSETS BEFORE PLAN TRANSFERS	60,057
From plans of related entities	3,723
To plans of related entities	(1,683)
Net plan transfers	2,040
NET INCREASE IN NET ASSETS	62,097
Net assets available for benefits, beginning of year	500,023
Net assets available for benefits, end of year	$ 562,120